Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share
Earnings per share for the years ended December 31, 2015, 2014, and 2013 are calculated as follows (in thousands, except per share amounts):

	2015	2014	2013
Basic earnings per share:
Net income attributable to Republic Services, Inc.	$749,906	$547,600	$588,900
Weighted average common shares outstanding	349,984	356,673	362,054
Basic earnings per share	$2.14	$1.54	$1.63
Diluted earnings per share:
Net income attributable to Republic Services, Inc.	$749,906	$547,600	$588,900
Weighted average common shares outstanding	349,984	356,673	362,054
Effect of dilutive securities:
Options to purchase common stock	1,255	1,350	1,332
Unvested RSU awards	137	84	36
Unvested PSU awards	12	—	—
Weighted average common and common equivalent shares outstanding	351,388	358,107	363,422
Diluted earnings per share	$2.13	$1.53	$1.62
Antidilutive securities not included in the diluted earnings per share calculations:
Options to purchase common stock	9	274	1,658